ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Q S I Operations Inc
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Q-SI Operations Inc. (formerly Quantum-Si Incorporated, “Quantum-Si”, the “Company”, “we”, “us” and “our”) was incorporated as a Delaware corporation on June 24, 2013. The Company is a life sciences company with the mission of transforming single molecule analysis and democratizing its use by providing researchers and clinicians access to the proteome. The Company has developed a proprietary universal single molecule detection platform that the Company is applying to proteomics to enable Next Generation Protein Sequencing (“NGPS”). The Company’s platform is comprised of the Carbon™ automated sample preparation instrument, the Platinum™ NGPS instrument, the Quantum-Si Cloud™ software service, and reagent kits and chips for use with its instruments.

On February 21, 2021, the Company entered into a business combination agreement with HighCape Capital Acquisition Corp. (“HighCape”), a Special Purpose Acquisition Company. The business combination with HighCape, which was consummated on June 10, 2021, provided all holders of common and preferred stock of the Company with the right to receive a portion of common stock of the combined company.

In connection with the closing of the business combination, the Company’s name was changed to Q-SI Operations Inc. and HighCape’s name was changed to Quantum-Si Incorporated.

1.     ORGANIZATION AND DESCRIPTION OF BUSINESS

Quantum-Si Incorporated (the “Company”) was incorporated as a Delaware corporation on June 24, 2013. The Company is a life sciences company with the mission of transforming single molecule analysis, and democratizing its use by providing researchers and clinicians access to the proteome. The Company has developed a proprietary universal single molecule detection platform that the Company is applying to proteomics to enable Next Generation Protein Sequencing (“NGPS”). The Company’s platform is comprised of the Carbon™ automated sample preparation instrument, the Platinum™ NGPS instrument, the Quantum-Si Cloud™ software service, and reagent kits and chips for use with its instruments.